ACQUISITIONS (Detail Textuals) - USD ($) $ in Thousands			1 Months Ended			12 Months Ended
	Sep. 13, 2018	Aug. 15, 2018	Nov. 21, 2018	Jul. 03, 2018	May 31, 2018	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
D&B Wellness, LLC ("D&B")
Disclosure of detailed information about business combination [line items]
Interest rate of borrowings					3.50%
The Wellness & Pain Management Connection LLC ("WPMC")
Disclosure of detailed information about business combination [line items]
Useful life of management contract					18 years
Previously held interest					$ 17,012			$ 6,230
Gain on previously held interest						$ 10,782
Percentage of ownership equity interest					84.00%
Ownership interest acquired					45.00%
Prime Alternative Treatment Care Consulting, LLC ("PATCC")
Disclosure of detailed information about business combination [line items]
Useful life of management contract				10 years
Previously held interest				$ 2,172				63
Gain on previously held interest						2,109
Percentage of ownership equity interest				100.00%
Ownership interest acquired				88.00%
Prime Consulting Group, LLC ("PCG")
Disclosure of detailed information about business combination [line items]
Percentage of ownership equity interest		20.00%
NYCANNA, LLC ("NYCANNA")
Disclosure of detailed information about business combination [line items]
Previously held interest		$ 12,548					$ 12,501
Gain on previously held interest						47
Percentage of ownership equity interest		100.00%
Ownership interest acquired		75.00%
Prime Wellness of Connecticut ("PWCT")
Disclosure of detailed information about business combination [line items]
Previously held interest	$ 2,137							$ 1,750
Gain on previously held interest						$ 387
Percentage of ownership equity interest	100.00%
Ownership interest acquired	82.00%
In Grown Farms 2, LLC ("IGF")
Disclosure of detailed information about business combination [line items]
Percentage of ownership equity interest			100.00%
Cash consideration held back - current			$ 6,500
Cash consideration held back - noncurrent			$ 1,000
Prime Wellness Center, Inc ("PWC")
Disclosure of detailed information about business combination [line items]
Ownership interest acquired		100.00%